Stock Option Plan - Stock Options Outstanding and Exercisable under Stock Option Plans (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number	1,403,655
Options Exercisable and Vested, Outstanding Number	253,040
$1.26 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, Lower Limit	$ 1.26
Range of Exercise Price, Upper Limit	$ 1.26
Options Outstanding, Number	274,308
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	7 years 3 months 18 days
Options Exercisable and Vested, Outstanding Number	193,811
Options Exercisable and Vested, Weighted Average Remaining Contractual Life (Years)	7 years 3 months 18 days
$1.38 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, Lower Limit	$ 1.38
Range of Exercise Price, Upper Limit	$ 1.38
Options Outstanding, Number	134,922
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	8 years 3 months 18 days
Options Exercisable and Vested, Outstanding Number	53,406
Options Exercisable and Vested, Weighted Average Remaining Contractual Life (Years)	8 years 3 months 18 days
$1.61 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, Lower Limit	$ 1.61
Range of Exercise Price, Upper Limit	$ 1.61
Options Outstanding, Number	419,152
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	9 years 3 months 18 days
Options Exercisable and Vested, Outstanding Number	5,823
Options Exercisable and Vested, Weighted Average Remaining Contractual Life (Years)	9 years
$2.53-$3.33 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, Lower Limit	$ 2.53
Range of Exercise Price, Upper Limit	$ 3.33
Options Outstanding, Number	575,273
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	10 years